Bradley Strickling

Senior Counsel

Writer’s Direct Number: (205) 268-7884

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

November 8, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Great-West Life & Annuity Insurance Company of New York
COLI VUL-2 Series Account
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-144503; 811-22091

Commissioners:

On behalf of  Great-West Life & Annuity Insurance Company of New York and COLI VUL-2 Series Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Executive Benefit VUL II”, a variable life policy, and otherwise required to be filed under Rule 497(j) does not differ from the Prospectus and Statement of Additional Information contained in Post- Effective Amendment No. 24 for COLI VUL-2 Series Account as filed with the Commission on October 19, 2022 via EDGARLINK.

Please do not hesitate to call me at (205) 268-7884 if you have any questions.

Sincerely,

/s/ Bradley Strickling
Bradley Strickling